Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Property, Plant and Equipment

	Land and buildings $m	Fixtures, fittings and equipment $m	Total $m
Cost
At 1 January 2017	378	429	807
Additions	9	35	44
Fully depreciated assets written off	—	(19)	(19)
Disposals	—	(4)	(4)
Exchange and other adjustments	1	8	9

At 31 December 2017	388	449	837
Acquisition of businesses (note 11)	—	26	26
Additions	8	39	47
Fully depreciated assets written off	(11)	(167)	(178)
Disposals	—	(29)	(29)
Exchange and other adjustments	(3)	(4)	(7)

At 31 December 2018	382	314	696

Depreciation and impairment
At 1 January 2017	(78)	(310)	(388)
Provided	(7)	(28)	(35)
System Fund expense	—	(6)	(6)
Fully depreciated assets written off	—	19	19
Disposals	—	3	3
Exchange and other adjustments	(1)	(4)	(5)

At 31 December 2017	(86)	(326)	(412)
Provided	(6)	(34)	(40)
System Fund expense	—	(8)	(8)
Fully depreciated assets written off	11	167	178
Disposals	—	25	25
Exchange and other adjustments	—	8	8

At 31 December 2018	(81)	(168)	(249)

Net book value
At 31 December 2018	301	146	447
At 31 December 2017	302	123	425
At 1 January 2017	300	119	419

Summary of Net Book Value of Property, Plant and Equipment

The table below analyses the net book value of the Group’s property, plant and equipment by operating segment at 31 December 2018:

	Americas $m	EMEAA $m	Greater China $m	Central $m	Total $m
Land and buildings	289	0	0	12	301
Fixtures, fittings and equipment	40	34	0	72	146

	329	34	0	84	447